Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
Total loss before income taxes for the years ended December
31
,
2021
,
2020
and
2019
did not include a foreign component. The components of benefits for income taxes were as follows for the period ended December
31
(in thousands):

	Year Ended December 31,
	2021	2020	2019
Current expense:
Federal	$—	$—	$—
State	5	(53)	2

	5	(53)	2
Deferred
Federal	—	—	—
State	—	—	—

	—	—	$—
Total	$5	$(53)	$2

Schedule of deferred tax assets and liabilities
The components of the Company’s net deferred tax liabilities and related valuation allowance are as follows at December 31 (in thousands):

	December 31,
	2021	2020
Deferred tax assets
Interest expense limitations	$12,205	$8,225
Tax credit carryforwards	1,630	1,623
Net operating loss carryforwards	39,714	31,732
Stock based compensation	3,233	2,037
Operating lease liabilities	404	510
Others	1,753	2,285

Total Deferred Tax Assets	58,939	46,412
Valuation allowance	(56,643)	(43,514)

Total Deferred Tax Assets	2,296	2,898

Deferred Tax Liabilities:
Amortization of intangibles	(1,975)	(2,486)
Other	(2)	—
Operating lease right-of-use assets	(319)	(412)
Total Deferred Tax Liabilities	$(2,296)	$(2,898)

Schedule of effective income tax rate reconciliation
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s benefit from income taxes are as follows for the year ended December 31:

	Year Ended December 31,
	2021	2020	2019
Statutory Federal Income Tax Rate	21.0%	21.0%	21.0%
State taxes, net of federal tax benefit	2.8%	2.7%	5.0%
Debt discount and interest limitation	(10.1)%	1.7%	0.0%
In-process research and development	0.0%	0.0%	(11.0)%
Return to provision adjustments and carryback	2.7%	(11.2)%	0.0%
Others	(1.6)%	(0.8)%	(0.8)%
Change in valuation allowance	(14.8)%	(13.2)%	(14.2)%

Income Tax Benefit	0.0%	0.2%	0.0%